ACCRUED STOCK PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accrued Stock Payable [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following tables summarize the changes in accrued common stock payable during the nine months ended September 30, 2016:

	Amount	Number of Shares
December 31, 2015	$1,532,420	$730,000
IPG acquisition -- issued	(843,200)	(400,000)
Chiefton acquisition -- issued	(69,400)	(80,000)
Feinsod Agreement -- accrual	192,800	--
Consulting services -- accrual	6,988	--
Consulting services -- issued	(25,000)	(50,000)
Employment agreements -- accrual	567	--
Employment agreements -- issued	(132,175)	(50,000)
September 30, 2016	$663,000	$150,000

The following tables summarize the changes in accrued common stock payable:

	Amount	Number of Shares
December 31, 2013	$--	--
Feinsod Agreement - accrual	409,349	300,000
Architectural Services	114,693	50,000
December 31, 2014	524,042	350,000
Architectural Services - issued	(114,693)	(50,000)
IPG acquisition -- accrued	1,054,000	500,000
IPG acquisition -- issued	(210,800)	(100,000)
Chiefton acquisition -- accrued	69,400	80,000
Feinsod Agreement -- accrual	723,851	--
Feinsod Agreement - issued	(663,000)	(150,000)
Employment agreements - accrued	131,608	50,000
Consulting services - accrued	18,012	50,000
December 31,2015	$1,532,420	730,000